SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO

RULE 23c-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

Investment Company Act File No. 811-06660

BLACKROCK MUNIYIELD QUALITY FUND, INC.

(Name of Registrant)

100 Bellevue Parkway

Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it may redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the “Act”), and states that it is filing this notice with the Commission at least 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of BlackRock MuniYield Quality Fund, Inc. (the “Fund”) to be redeemed:

Series W-7 Variable Rate Demand Preferred Shares, par value $0.10 per share, liquidation preference of $100,000 per share (the “Series W-7 VRDP Shares”) (CUSIP #: 09254F704).

(2)	The date on which the securities are to be called or redeemed:

The Fund may redeem the Series W-7 VRDP Shares on one or more occasions during the period from October 2, 2026, through April 1, 2027.

(3)	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Series W-7 VRDP Shares are to be redeemed pursuant to Part I, Section 10(a) of the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares (the “Articles”), a form of which was most recently filed with the Commission on December 23, 2011, as an exhibit to the Fund’s Form NSAR-A. Pursuant to Part I, Section 10(c) of the Articles, dividends on the Series W-7 VRDP Shares will cease to accumulate from and after the date of redemption.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund may redeem up to 67% (1,508 shares) of its currently outstanding Series W-7 VRDP Shares. Such redemptions(s) will be made on a pro rata basis among the Holders of the Series W-7 VRDP Shares. Holders of the Series W-7 VRDP Shares will receive the liquidation preference of $100,000 per share, together with accumulated and unpaid dividends through the date of redemption. All of the Series W-7 VRDP Shares are held in book-entry form through the Depository Trust Company (“DTC”), and such shares being redeemed will be redeemed in accordance with the procedures of DTC. Payment by the Fund of the Redemption Price (as defined in the Articles) will be made to The Bank of New York Mellon, as tender and paying agent for the Series W-7 VRDP Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the BlackRock MuniYield Quality Fund, Inc. has duly caused this Notification of Redemption of Securities to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 10th day of September, 2026.

BLACKROCK MUNIYIELD QUALITY FUND, INC.

By:	/s/ Stephen Minar
	Name:	Stephen Minar
	Title:	Vice President

[Signature Page – MQY 23c-2 Notice]